Summary of Significant Accounting Policies - Share Options and Other Compensation Plans (Details)	12 Months Ended
Dec. 31, 2021 $ / shares
Share-based Compensation Arrangement by Share-based Payment Award
Other portions of RU's and PSU's (per share)	$ 1
Performance units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award
Performance multiplier	0
Performance units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award
Performance multiplier	2